BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 28, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 25, 2025 employee subscriber	Mar. 27, 2025 USD ($)	Nov. 29, 2024	Oct. 31, 2023	Oct. 30, 2023 appeal	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Disclosure of voluntary change in accounting policy [line items]
Cash on hand			$ 481
Repayment of borrowings			$ 1,483	$ 1,098	$ 1,619
Number of appeals filed | appeal										2
Revolving credit facility
Disclosure of voluntary change in accounting policy [line items]
Facility amount											$ 1,055	$ 1,250
Revolving credit facility, balance rolled over | Revolving credit facility
Disclosure of voluntary change in accounting policy [line items]
Repayment of borrowings	$ 805	$ 250
New credit facility | VEON senior unsecured term loan from GCC banks
Disclosure of voluntary change in accounting policy [line items]
Facility amount							$ 210
Ukraine | Kyivstar
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen									47.85%
Percentage of corporate rights unfrozen								0.4785
Ukraine | Ukraine Tower Company
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen									100.00%
Ukraine | Kyivstar Tech
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen									100.00%
Ukraine | Helsi Ukraine
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen									69.99%
Ukraine | Ukranian Subsidiaries Excluding Kyistar
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights unfrozen								1
Ukraine | Ongoing conflict between Russia and Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of subscribers | subscriber						23,000,000
Number of employees | employee						4,200